UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2018 (Unaudited)

DWS CROCI® Sector Opportunities Fund

	Shares	Value ($)
Common Stocks 98.9%
France 6.4%
Cie Generale des Etablissements Michelin	11,280	1,334,858
Sanofi	16,807	1,437,598
(Cost $3,032,265)		2,772,456
Germany 5.6%
BASF SE	14,505	1,341,715
Continental AG	5,986	1,098,170
(Cost $3,066,423)		2,439,885
Ireland 3.1%
CRH PLC (Cost $1,395,820)	40,103	1,331,783
Japan 36.7%
Astellas Pharma, Inc.	88,800	1,504,109
Bridgestone Corp.	38,300	1,410,871
Honda Motor Co., Ltd.	48,300	1,431,047
Mazda Motor Corp.	117,800	1,366,081
Mitsubishi Chemical Holdings Corp.	168,400	1,509,553
Nissan Motor Co., Ltd.	155,200	1,452,687
Nitto Denko Corp.	20,100	1,560,821
Sekisui House Ltd.	83,600	1,364,491
Subaru Corp.	50,200	1,491,407
Sumitomo Electric Industries Ltd.	95,900	1,517,345
Toyota Motor Corp.	21,500	1,340,968
(Cost $17,001,717)		15,949,380
Luxembourg 3.2%
ArcelorMittal (Cost $1,443,929)	46,486	1,399,686
Netherlands 6.6%
Akzo Nobel NV	15,640	1,461,770
Koninklijke DSM NV	13,491	1,415,322
(Cost $2,870,727)		2,877,092
Switzerland 6.9%
Novartis AG (Registered)	17,614	1,460,731
Roche Holding AG (Genusschein)	6,093	1,513,742
(Cost $2,837,976)		2,974,473
United Kingdom 2.9%
Rio Tinto PLC (Cost $1,496,297)	26,464	1,255,376
United States 27.5%
Amgen, Inc.	7,385	1,475,597
Celgene Corp.*	16,648	1,572,404
Eastman Chemical Co.	14,108	1,368,899
Gilead Sciences, Inc.	18,506	1,401,459
Johnson & Johnson	11,167	1,504,083
LyondellBasell Industries NV "A"	13,193	1,487,907
Merck & Co., Inc.	22,777	1,562,275
Pfizer, Inc.	37,945	1,575,476
(Cost $10,765,962)		11,948,100
Total Common Stocks (Cost $43,911,116)		42,948,231
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 1.96% (a) (Cost $130,054)	130,054	130,054
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $44,041,170)	99.2	43,078,285
Other Assets and Liabilities, Net	0.8	367,518
Net Assets	100.0	43,445,803

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2018 are as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 1.96% (a)
750,558	9,316,091	9,936,595	—	—	2,830	—	130,054	130,054

*		Non-income producing security.
(a)		Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

At August 31, 2018 the DWS CROCI Sector Opportunities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks
Health Care	15,007,474	35%
Materials	14,132,832	33%
Consumer Discretionary	13,807,925	32%
Total	42,948,231	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
France	$2,772,456	$—	$—	$2,772,456
Germany	2,439,885	—	—	2,439,885
Ireland	1,331,783	—	—	1,331,783
Japan	15,949,380	—	—	15,949,380
Luxembourg	1,399,686	—	—	1,399,686
Netherlands	2,877,092	—	—	2,877,092
Switzerland	2,974,473	—	—	2,974,473
United Kingdom	1,255,376	—	—	1,255,376
United States	11,948,100	—	—	11,948,100
Short-Term Investments	130,054	—	—	130,054
Total	$43,078,285	$—	$—	$43,078,285

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended August 31, 2018, the amount of transfers between Level 2 and Level 1 was $30,893,710.

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS CROCI® Sector Opportunities Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018